Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

13.    Related Party Transactions

The Company leases its headquarters office space in Minnesota from a stockholder, which is considered a related party (see Note 7). The lease is considered a common control leasing arrangement. The lease liability due to the stockholder was approximately $0.6 million at September 30, 2023 and December 31, 2022. The rent expense was immaterial for the nine months ended September 30, 2023 and 2022.

The Company received several loan financings from stockholders between 2012 to 2023 (see Note 9).

The Company recorded a payable to related party of $4.0 million on the condensed consolidated balance sheets (see Note 5).

13.    Related Party Transactions

The Company leases its headquarters office space in Minnesota from a stockholder, which is considered a related party (see Note 6). The lease is considered a common control leasing arrangement. The lease liability due to the stockholder was approximately $0.7 million at December 31, 2022. The rent expense was approximately $0.1 million for the years ended December 31, 2022 and 2021.

The Company received several loan financings from stockholders between 2012 to 2022 (see Note 8).